Post-employee benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Effect of asset limit	$ (1,217)	$ (652)
Post-employment benefit asset (liability)	2,981	1,738
FUNDED
Disclosure of defined benefit plans [line items]
Effect of asset limit	(1,217)	(652)
Post-employment benefit asset (liability)	4,227	3,455
PARTIALLY FUNDED
Disclosure of defined benefit plans [line items]
Effect of asset limit	0	0
Post-employment benefit asset (liability)	(1,023)	(1,428)
UNFUNDED
Disclosure of defined benefit plans [line items]
Effect of asset limit	0	0
Post-employment benefit asset (liability)	(223)	(289)
Plan surplus (deficit)
Disclosure of defined benefit plans [line items]
Present value of post- employment benefit obligations	(19,669)	(26,001)
Fair value of plan assets	23,867	28,391
Plan surplus (deficit)	4,198	2,390
Plan surplus (deficit) | FUNDED
Disclosure of defined benefit plans [line items]
Present value of post- employment benefit obligations	(18,016)	(23,872)
Fair value of plan assets	23,460	27,979
Plan surplus (deficit)	5,444	4,107
Plan surplus (deficit) | PARTIALLY FUNDED
Disclosure of defined benefit plans [line items]
Present value of post- employment benefit obligations	(1,430)	(1,840)
Fair value of plan assets	407	412
Plan surplus (deficit)	(1,023)	(1,428)
Plan surplus (deficit) | UNFUNDED
Disclosure of defined benefit plans [line items]
Present value of post- employment benefit obligations	(223)	(289)
Fair value of plan assets	0	0
Plan surplus (deficit)	$ (223)	$ (289)